Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segmental analysis
Service revenue	€ 37,969	€ 38,203	€ 37,141
Equipment revenue	5,633	5,287	4,824
Revenue from contracts with customers	43,602	43,490	41,965
Other revenue	1,970	1,958	1,694
Interest revenue	134	132	150
Total segment revenue	45,706	45,580	43,809
Adjusted EBITDAaL	14,665	15,208	14,386
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	18,521	20,013	21,038
Not later than one year [Member]
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	11,941	12,913	14,110
Common Functions
Segmental analysis
Service revenue	530	522	470
Equipment revenue	47	53	36
Revenue from contracts with customers	577	575	506
Other revenue	810	838	862
Interest revenue		1
Total segment revenue	1,387	1,414	1,368
Adjusted EBITDAaL	(139)	(197)	(117)
Eliminations.
Segmental analysis
Service revenue	(271)		(197)
Equipment revenue	(1)		(1)
Revenue from contracts with customers	(272)		(198)
Other revenue	(1,292)		(171)
Total segment revenue	(1,564)		(369)
Germany.
Segmental analysis
Service revenue	11,433	11,616	11,520
Equipment revenue	1,313	1,126	1,055
Revenue from contracts with customers	12,746	12,742	12,575
Other revenue	350	365	380
Interest revenue	17	21	29
Total segment revenue	13,113	13,128	12,984
Adjusted EBITDAaL	5,323	5,669	5,634
Italy.
Segmental analysis
Service revenue	4,251	4,379	4,458
Equipment revenue	426	525	446
Revenue from contracts with customers	4,677	4,904	4,904
Other revenue	122	108	97
Interest revenue	10	10	13
Total segment revenue	4,809	5,022	5,014
Adjusted EBITDAaL	1,453	1,699	1,597
UK.
Segmental analysis
Service revenue	5,358	5,154	4,848
Equipment revenue	1,375	1,333	1,206
Revenue from contracts with customers	6,733	6,487	6,054
Other revenue	58	69	44
Interest revenue	33	33	53
Total segment revenue	6,824	6,589	6,151
Adjusted EBITDAaL	1,350	1,395	1,367
Spain.
Segmental analysis
Service revenue	3,514	3,714	3,788
Equipment revenue	307	369	292
Revenue from contracts with customers	3,821	4,083	4,080
Other revenue	60	73	64
Interest revenue	26	24	22
Total segment revenue	3,907	4,180	4,166
Adjusted EBITDAaL	947	957	1,044
Other Europe.
Segmental analysis
Service revenue	5,005	5,001	4,859
Equipment revenue	602	528	549
Revenue from contracts with customers	5,607	5,529	5,408
Other revenue	117	105	124
Interest revenue	20	19	17
Total segment revenue	5,744	5,653	5,549
Adjusted EBITDAaL	1,632	1,606	1,760
Eliminations
Segmental analysis
Service revenue		(238)
Equipment revenue		(1)
Revenue from contracts with customers		(239)
Other revenue		(1,242)
Total segment revenue		(1,481)
Vodacom
Segmental analysis
Service revenue	4,849	4,635	4,083
Equipment revenue	1,034	950	800
Revenue from contracts with customers	5,883	5,585	4,883
Other revenue	403	384	282
Interest revenue	28	24	16
Total segment revenue	6,314	5,993	5,181
Adjusted EBITDAaL	2,159	2,125	1,873
Vantage Towers [Member]
Segmental analysis
Other revenue	1,338	1,252
Total segment revenue	1,338	1,252
Adjusted EBITDAaL	795	619
Other Markets
Segmental analysis
Service revenue	3,300	3,420	3,312
Equipment revenue	530	404	441
Revenue from contracts with customers	3,830	3,824	3,753
Other revenue	4	6	12
Total segment revenue	3,834	3,830	3,765
Adjusted EBITDAaL	€ 1,145	€ 1,335	€ 1,228